Trade and other receivables, net - Forced payments of tax debts that are in litigation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	$ 749,456	$ 726,870
Buenaventura
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	621,000	593,129
Buenaventura | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	31,581	30,255
Buenaventura | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	18,925	18,130
Buenaventura | Inminsur's tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	787	754
Buenaventura | Payment of the tax liability debt imputed by SUNAT in the IGV inspection process
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,246	1,193
Buenaventura | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	474	452
Buenaventura | Payment of Tax Debt Year 2010
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	93,669	89,733
Buenaventura | Payment of Tax Debt Year 2009
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	50,787	48,654
Buenaventura | Payment of Tax Debt Year 2017
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,422	0
Buenaventura | SUNAT Seizure For Payment On Account On Income Tax
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	5,035	4,823
Buenaventura | Claim Payment to OSINERGMIN for the year 2015
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	621	0
Buenaventura | Claim Payment to OSINERGMIN for the year 2014
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	612	587
Buenaventura | Payment of Tax Debt Year 2007-2008
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	414,841	398,548
Rio Seco
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,847	3,162
Rio Seco | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	609	0
Rio Seco | Forced payment of part of the VAT tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,238	3,162
Empresa de Generacin Huanza S.A | Payment under protest of the tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,600	0
El Brocal
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,540	3,572
El Brocal | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	262	251
El Brocal | Payment under protest of the tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,278	1,225
El Brocal | Payment of the fine for the benefit of reducing the fine
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	0	2,096
Minera La Zanja S.R.L.
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,157	853
Minera La Zanja S.R.L. | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,353	0
Minera La Zanja S.R.L. | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	804	853
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	631,478	601,056
S.M.R.L. Chaupiloma Dos de Cajamarca | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	$ 334	$ 340